ASSETS HELD FOR SALE AND INVENTORIES, NET - Breakdown of inventories and assets held for sale (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories, net	$ 413,097	$ 426,642
Assets held for sale	133,697	82,503
Total assets held for sale and inventories, net	$ 546,794	$ 509,145